Document And Entity Information	Aug. 06, 2020
Cover [Abstract]
Entity Registrant Name	SailPoint Technologies Holdings, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001627857
Document Period End Date	Aug. 06, 2020
Entity Emerging Growth Company	false
Entity File Number	001-38297
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1628077
Entity Address, Address Line One	11120 Four Points Drive, Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78726
City Area Code	512
Local Phone Number	346-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, par value $0.0001 per share
Trading Symbol	SAIL
Name of each exchange on which registered	NYSE